SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION [Abstract]
SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION
NOTE 10     -  SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION

A.	Geographic Information

The following is a summary of revenues and long-lived assets by geographic area. Revenues are attributed to geographic region based on the location of the customers.

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
	(in thousands)
Revenues:
Taiwan	$34	$-	$1,594
Other foreign countries	-	-	$52
	$34	$-	$1,646

	December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
	(in thousands)
Long-lived assets:
Israel	$-	$2	$5
	$-	$2	$5

B.	Sales to Major Customers

The following table summarizes the percentage of revenues from sales to major customers (exceeding 10% of total revenues for the year):

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2

Customer A	100%	0%	97%

C.	Cost of Revenues:

	Year ended December 31,
	2 0 1 4	2 0 1 3	2 0 1 2
	(in thousands)

Materials and production expenses	$9	$-	$506
Other manufacturing costs	12	15	36
	21	15	542
Royalties to the Government of Israel	2	-	53
	$23	$15	$595